Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Registrant Name	dei_EntityRegistrantName	FDP Series II, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001738075
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 03, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 08, 2018
Prospectus Date	rr_ProspectusDate	Aug. 03, 2018